INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
INCOME (LOSS) PER SHARE [Abstract]
Schedule of basic and diluted net income (loss) per share
Basic and diluted net income per share for each period presented are calculated as follows (in millions of $, except share and per share amounts):

	For the year ended December 31,
	2015	2016	2017

Numerator:
Income (loss) attributable to ordinary shareholders – basic and diluted	43.8	127.5	(12.4)

Denominator:
Weighted-average number of shares outstanding – basic	4,120,369,328	4,158,984,882	4,162,018,711
Effects of dilution of stock options and RSUs granted in connection with the stock option plan	320,340	312,659	-

Weighted-average number of shares outstanding – diluted	4,120,689,668	4,159,297,541	4,162,018,711

Basic net income (loss) per share	$0.01	$0.03	$(0.00)

Diluted net income (loss) per share	$0.01	$0.03	$(0.00)